Other operating (expenses) income (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating (expenses) income
Expense for legal provisions	[1]	$ (650,926)	$ (139,978)	$ (98,020)
Loss on sale of assets		(123,342)	(263,647)	(148,021)
Impairment loss of short-term assets		(83,773)	(34,416)	(90,441)
Gain on revaluation of assets in Guajira association		0	1,284,372	0
Gain on acquisition of participations and interests		0	86,026	1,048,924
Gain on loss of control in subsidiaries		0	(65,695)	0
Other income		785,297	120,114	344,354
Other operating income (expenses),net		$ (72,744)	$ 1,118,166	$ 1,056,796

[1]	Results